8. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Related party transactions not disclosed elsewhere in these financial statements include:

Consulting Fees

Mr. Daems does not bill the Company for his services as President; however, a related party by common director has a service agreement with the Company to assist with identification, acquisition and service of certain exploration style properties that fit the parameters of the Company’s acquisition plan. The Company recognized an expense of $45,032 in 2014 (2013 - $53,304, 2012 - $26,582) as consulting fees under the agreement.